Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 132,333	$ 96,567	$ 69,524
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on early extinguishment of debt	19,855
Depreciation and amortization expense	46,790	46,993	46,665
Amortization of debt costs	2,756	4,694	4,478
Increase in provision for inventory losses	18,745	16,250	11,151
Deferred tax (benefit) provision	(5,321)	(8,132)	21,431
Other	4,578	3,169	2,855
Changes in assets and liabilities:
Increase in receivables	(13,155)	(9,620)	(5,968)
Increase in inventory	(56,919)	(26,324)	(15,661)
Increase (decrease) in accounts payable	23,243	2,705	(28,119)
Decrease in interest payable	(11,832)	(1,180)	(1,193)
Increase in accrued liabilities	12,290	9,924	2,083
Other	1,311	6,454	6,725
Net cash provided by operating activities	174,674	141,500	113,971
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(43,817)	(32,522)	(28,682)
Acquisition of LuckyVitamin.com, net of cash acquired	(19,840)
Other	(1,887)	(3,551)	(13,492)
Net cash used in investing activities	(65,544)	(36,073)	(42,174)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on long-term debt	(1,355,973)	(1,721)	(25,327)
Proceeds from exercised stock options	28,550
Repurchase of treasury stock	(61,634)		(1,065)
Tax benefit from exercise of stock options	22,409
Repurchase of Class A Preferred Stock	(223,107)
Net proceeds from sale of Class A Common Stock	237,253	233
Proceeds from issuance of long-term debt	1,196,200
Debt financing fees	(17,346)		(45)
Net cash used in financing activities	(173,648)	(1,488)	(26,437)
Effect of exchange rate on cash	(946)	15	249
Net (decrease) increase in cash	(65,464)	103,954	45,609
Beginning balance, cash	193,902	89,948	44,339
Ending balance, cash	128,438	193,902	89,948
Supplemental Cash Flow Information
Income taxes paid	51,088	50,834	16,012
Interest paid	$ 64,122	$ 61,862	$ 66,655